Income Taxes (Schedule Of Actual Income Benefit From Continuing Operations) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Total income tax expense	$ (125)	$ (125)
TRS Leasing, Inc [Member]
Computed "expected" income tax (benefit) expense		993	$ 684	$ (118)
State income taxes, net of Federal income tax (benefit) expense		139	82	(14)
(Decrease) increase in valuation allowance		(1,082)	(722)	$ 132
Other		(50)	$ (44)
Alternative minimum tax		90
Total income tax expense		$ 90